FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  March 31, 2007

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                             Name:  Ronald J. Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-06433
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:  Ronald J. Juvonen

Reporting Manager:  Ronald J. Juvonen


Name:   Ronald J. Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA          May 14, 2007
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      15

Form 13F Information Table Value Total:      $ 296,350 (thousands)

List of Other Included Managers:             None

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

                                                      FORM 13F INFORMATION TABLE


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    Column 1                  Column 2    Column 3   Column 4        Column 5          Column 6    Column 7         Column 8

                              TITLE OF                Value     SHARES OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)     PRIN. AMT. PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ASPECT MEDICAL SYSTEMS, INC.   COM     045235108         8358       536110  SH          SOLE                 536110
BUILD-A-BEAR WORKSHOP, INC.    COM     120076104        24306       884822  SH          SOLE                 884822
CARMAX, INC.                   COM     143130102        13262       540434  SH          SOLE                 540434
COSI, INC.                     COM     22122P101         6949      1245300  SH          SOLE                1245300
ECLIPSYS CORP.                 COM     278856109        39650      2057609  SH          SOLE                2057609
ESPEED, INC.                   CL A    296643109        28161      2964300  SH          SOLE                2964300
FARO TECHNOLOGIES, INC.        COM     311642102        30158      1044630  SH          SOLE                1044630
FIRST ADVANTAGE CORPORATION    COM     31845F100         2481       103506  SH          SOLE                 103506
GENTEX CORP.                   COM     371901109        31997      1969028  SH          SOLE                1969028
INPUT/OUPUT, INC.              COM     457652105        23360      1695232  SH          SOLE                1695232
NIC, INC.                      COM     62914B100        16165      3015840  SH          SOLE                3015840
RADISYS CORP.                  COM     750459109        34496      2111111  SH          SOLE                2111111
SANDISK CORP.                  COM     80004C101        26905       614266  SH          SOLE                 614266
TD AMERITRADE HOLDING CORP     COM     87236Y108         8891       597500  SH          SOLE                 597500
URBAN OUTFITTERS, INC.         COM     917047102         1211        45667  SH          SOLE                  45667


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